Loans, financing and debentures	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]
22 LOANS, FINANCING AND DEBENTURES
22.1 Breakdown by type

				Current		Non-current			Total
Type	Currency	Interest rate	Average annual interest rate - %	03/31/2026	12/31/2025	03/31/2026	12/31/2025	03/31/2026	12/31/2025
In foreign currency
Bonds	USD	Fixed	5.0%	310,227	815,478	39,937,294	42,405,964	40,247,521	43,221,442
Panda Bonds	CNY	Fixed	2.7%	19,576	6,785	1,963,907	2,039,941	1,983,483	2,046,726
Export credits (“export prepayments”)	USD	SOFR/Fixed	5.2%	1,733,663	923,820	15,253,641	16,901,305	16,987,304	17,825,125
Assets financing	USD	SOFR	3.1%	102,736	107,159	143,525	178,526	246,261	285,685
ECA - Export Credit Agency	USD	SOFR	5.8%	14,778	17,426	1,687,185	1,778,184	1,701,963	1,795,610
IFC - International Finance Corporation (1)	USD	SOFR	5.5%	(3,763)	(5,485)	4,919,069	5,182,737	4,915,306	5,177,252
Others				3,751	5,516			3,751	5,516
				2,180,968	1,870,699	63,904,621	68,486,657	66,085,589	70,357,356
In local currency
BNDES	BRL	UMBNDES	6.6%	7,801	5,794	442,503	468,025	450,304	473,819
BNDES	BRL	TJLP	8.6%	68,286	89,150	10,951	11,802	79,237	100,952
BNDES	BRL	TLP	12.4%	201,878	178,549	5,576,674	5,562,188	5,778,552	5,740,737
BNDES	BRL	Fixed	2.4%	33		12,500		12,533
BNDES	BRL	SELIC	16.4%	226,156	282,017	522,110	514,605	748,266	796,622
BNDES	BRL	TR	4.0%	10,264	9,933	151,019	153,762	161,283	163,695
Assets financing	BRL	CDI	16.3%	18,887	18,799	33,473	38,214	52,360	57,013
NCE (“Export credit notes”)	BRL	CDI	16.7%	4,031	4,157	100,000	100,000	104,031	104,157
NCR (“Rural producer certificates”)	BRL	CDI	13.7%	387,660	369,572	5,000,000	5,000,000	5,387,660	5,369,572
ECO INVEST - Crédito Agroindustria	BRL	CDI	14.0%	17,126	7,094	327,419	327,263	344,545	334,357
Rural Product Note ("CPR")	BRL	CDI/IPCA	13.2%	1,486	41,894	1,979,277	1,954,437	1,980,763	1,996,331
Debentures	BRL	CDI/IPCA	13.7%	309,811	127,247	9,240,683	9,179,399	9,550,494	9,306,646
				1,253,419	1,134,206	23,396,609	23,309,695	24,650,028	24,443,901
				3,434,387	3,004,905	87,301,230	91,796,352	90,735,617	94,801,257

Interest on financing				1,259,281	1,525,436			1,259,281	1,525,436
Non-current funding				2,175,106	1,479,469	87,301,230	91,796,352	89,476,336	93,275,821
				3,434,387	3,004,905	87,301,230	91,796,352	90,735,617	94,801,257
(1) The balances shown as negative include fundraising costs
22.2 Breakdown by maturity - non-current

	2027	2028	2029	2030	2031	2032 onwards	Total
In foreign currency
Bonds		2,599,399	8,700,749	5,155,884	6,525,377	16,955,885	39,937,294
Panda Bonds	907,427	980,837		75,643			1,963,907
Export credits (“export prepayments”)	2,347,334	2,943,742	3,627,988	5,419,096	915,481		15,253,641
Assets financing	75,592	62,089	5,844				143,525
ECA - Export Credit Agency					649,476	1,037,709	1,687,185
IFC - International Finance Corporation	263,870	1,342,546	2,187,723	1,124,930			4,919,069

	3,594,223	7,928,613	14,522,304	11,775,553	8,090,334	17,993,594	63,904,621
In local currency
BNDES – TJLP	2,816	3,755	3,755	625			10,951
BNDES – TLP	120,552	157,903	143,738	381,296	481,610	4,291,575	5,576,674
BNDES – Fixed			681	743	743	10,333	12,500
BNDES – SELIC	30,542	40,722	40,722	40,722	40,722	328,680	522,110
BNDES – TR	8,301	11,068	11,068	11,068	11,068	98,446	151,019
BNDES - UMBNDES	7,207	9,610	9,610	9,610	9,610	396,856	442,503
Ecoinvest			73,617	73,617	73,617	106,568	327,419
Assets financing	14,372	19,033	68				33,473
NCE (“Export credit notes”)	25,000	25,000	25,000	25,000			100,000
Rural Product Note ("CPR")						1,979,277	1,979,277
NCR (“Rural producer certificates”)				2,000,000	3,000,000		5,000,000
Debentures				561,095	500,000	8,179,588	9,240,683
	208,790	267,091	308,259	3,103,776	4,117,370	15,391,323	23,396,609
	3,803,013	8,195,704	14,830,563	14,879,329	12,207,704	33,384,917	87,301,230

22.3 Roll-forward of loans, financing and debentures

	03/31/2026	12/31/2025
Opening balance	94,801,257	101,435,531
Fundraising, net of issuance costs	91,273	23,871,760
Interest accrued	1,426,111	5,953,778
Monetary and exchange rate variation, net	(3,419,196)	(8,384,101)
Settlement of principal	(473,585)	(22,353,325)
Settlement of interest	(1,711,077)	(5,817,907)
Amortization of fundraising costs	20,834	101,803
Others		(6,282)
Closing balance	90,735,617	94,801,257
22.4 Fundraising costs
The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
Type	Cost	Amortization	03/31/2026	12/31/2025
Bonds	411,818	281,633	130,185	142,598
Panda Bonds	6,183	1,286	4,897	5,617
Rural Product Note ("CPR")	65,177	2,716	62,461	63,819
Export credits (“export prepayments”)	180,466	117,452	63,014	71,612
Debentures	156,800	49,245	107,555	110,409
BNDES	97,685	57,630	40,055	41,023
ECA - Export Credit Agency	13,615	2,609	11,006	12,072
IFC - International Finance Corporation	81,956	30,562	51,394	57,186
Others	4,797	313	4,484	4,641
	1,018,497	543,446	475,051	508,977
22.5 Guarantees
Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment is offered as collateral by the Company, as disclosed in Note 19.1.
The Company does not have contracts with restrictive financial clauses (financial covenants) which must be complied with.
22.6 Relevant transactions entered into during the period
On 5 February 2026, the Company completed the arrangement of a new revolving credit facility through its subsidiary Suzano International Finance B.V., replacing the revolving credit facility in place since February 2022 and increasing the total amount available under revolving credit facilities from US$1,275,000 to US$1,775,000 (equivalent to R$9,264,435). The new facility aims to further strengthen the Company’s already robust liquidity position, providing greater cash flexibility over the coming years.
The total committed amount of US$1,775,000 is available until February 2031. The commitment fee, in the event the facility is not drawn, is 0.27% p.a. If drawn, the facility bears interest at SOFR plus 0.90% p.a.
22.7 Significant transactions settled during the period
The Company did not enter into any material settlements during the three-month period ended March 31, 2026.